TAXES ON INCOME	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
TAXES ON INCOME [Text Block]
NOTE 20 -	TAXES ON INCOME

A.	Tax rates applicable to the Group:

1.	The Company is subject to tax rates applicable in Canada. The combined federal and provincial rate for the reported periods is 26.5%.

2.	The Israeli subsidiaries are subject to Israeli corporate income tax rate of 23% for the reported periods.

3.	The German subsidiary is subject to weighted tax rate of approximately 29.1% (composed of Federal and Municipal tax) for the reported periods.

B.	Carryforward net operating losses for tax purposes:

As of December 31, 2024, the carryforward net operating tax losses of the Israeli subsidiaries amounted to approximately $37,111, which can be carried forward to future years and offset against taxable income in the future without any time limitation. Deferred tax assets were not recorded with regard to IMC, Focus and I.M.C. Pharma Ltd. since the entities do not anticipate to utilize the net operating losses in the foreseeable future.

As of December 31, 2024, the carryforward net operating tax losses of the German subsidiary amounted to approximately $14,635 which can be carried forward without time restrictions and can be deducted from future profits and capital gains unless they exceed EUR 1,000 thousand (approximately $1,497). Any excess of such an amount will be limited to 60% of the profits or capital gains. Unused carried forward losses will be subject to such limitation in the future. No deferred tax assets were recorded with regards to the German subsidiary since the Company does not anticipate to utilize the net operating losses in the foreseeable future.

C.	Income tax expense (tax benefit):

	Year ended December 31,
	2024	2023	2022

Current taxes	$28	$182	$688
Deferred taxes, net	(150)	394	(1,810)
Taxes on income from previous years	(901)	195	(16)

	$(1,023)	$771	$(1,138)

D.	Reconciliation of tax expense (benefit) and the accounting loss multiplied by the Company's domestic tax rate for:
	Year ended December 31,
	2024	2023	2022

Loss before income tax	$(12,794)	$(9,457)	$(26,060)

Statutory tax rate in Canada 26.5%	(3,390)	(2,506)	(6,906)

Increase (decrease) in income tax due to:
Non-deductible expenses (non-taxable income), net for tax purposes	(223)	(122)	1,764
Effect of different tax rates of subsidiaries	232	169	599
Adjustments in respect of current income tax of previous years	(708)	195	(16)
Recognition of tax benefits in respect of losses incurred in previous years	1,078	1,565	-
Unrecognized tax benefit in respect of losses incurred for the year	1,059	1,432	4,037
Other adjustments	929	38	(616)

Income tax expense (benefit)	$(1,023)	$771	$(1,138)